Notes Payable (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 20, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Debt conversion price per share		$ 14.28	$ 14.28		$ 14.28
Proceeds from sale of convertible notes			$ 805,000
Senior convertible notes, outstanding		$ 805,000	$ 805,000		$ 805,000
2019 Senior Notes [Member]
Debt conversion price per share		$ 14.28	$ 14.28
Discount percentage		10.00%	10.00%
Stock purchase warrants description		Upon either mandatory conversion or conversion at the holder's option, the holder will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share.	Upon either mandatory conversion or conversion at the holder's option, the holder will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share.
Proceeds from sale of convertible notes		$ 805,000	$ 805,000
Debt interest rate		8.00%	8.00%
Debt maturity date		Dec. 15, 2020	Dec. 15, 2020
Debt issuance costs		$ 4,280	$ 4,280
CorLyst, LLC [Member]
Number of common stock shares owned		1,073,050	1,073,050
Outstanding shares of voting capital stock percentage		19.60%	19.60%
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Revolving line of credit commitment	$ 700,000
LOC Agreements [Member] | CorLyst, LLC [Member]
Revolving line of credit commitment	700,000
Two LOC Agreements [Member] | Lenders [Member]
Revolving line of credit commitment	$ 1,400,000
Line of credit annual interest rate	8.00%
Debt conversion price per share	$ 14.28
Discount percentage	10.00%
Stock purchase warrants description	The Lenders will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share.